Fidelity®

Contrafund® II

Semiannual Report

December 31, 2001

(2_Fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Some welcome news on the economic front inspired a stock market rally during the final quarter of 2001. Nonetheless, most major equity indexes still finished the year with negative returns. For investment-grade bonds, the situation was reversed. Their strong performance through the first three-quarters of 2001 was somewhat tamed late in the year as investors became more enthused about the prospects for growth in 2002.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended December 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Contrafund® II	-8.55%	-9.59%	31.57%
Fidelity Contrafund II (incl. 3.00% sales charge)	-11.29%	-12.30%	27.62%
S&P 500 ®	-5.56%	-11.89%	9.39%
Growth Funds Average	-7.47%	-16.76%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 31, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,010 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Life of fund
Fidelity Contrafund II	-9.59%	7.59%
Fidelity Contrafund II (incl. 3.00% sales charge)	-12.30%	6.72%
S&P 500	-11.89%	2.42%
Growth Funds Average	-16.76%	n/a *

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® II on March 31, 1998, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by December 31, 2001, the value of the investment would have grown to $12,762 - a 27.62% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $10,939 - a 9.39% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The LipperSM multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of December 31, 2001, the six month and one year cumulative total returns for the multi-cap growth funds were -12.07% and -26.06%, respectively; and the one year average annual total was -26.06%. The six month and one year cumulative total returns for the multi-cap supergroup average were -7.06% and -12.98%, respectively; and the one year average annual total return was -12.98%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The tragic events of September 11, the dramatic two-week market sell-off that followed and the negative effects of the U.S. economy's first recession in a decade were too much for equity markets to overcome during the six-month period ending December 31, 2001. Even the double-digit gains posted by most major equity indexes in the fourth quarter of the year couldn't pull the benchmarks into positive territory for the overall six-month period. In that time, the large-cap weighted Standard & Poor's 500SM Index fell 5.56%, and the blue-chip Dow Jones Industrial Average SM declined 3.67%. Meanwhile, the tech-laden NASDAQ Composite® Index dropped 9.62%, despite gaining 30.23% during the second half of the period. While poor corporate earnings performance pressured valuations throughout the year, most of the negative returns in the second half of 2001 can be attributed to the 9/11 terrorist attacks, which first closed the markets, then led to their swift decline in the following weeks. The Federal Reserve Board did its part to calm anxious investors and inject liquidity into the economy by cutting the federal funds target rate five times during the past six months - part of the unprecedented 11 rate reductions in the calendar year. Partly as a result of these actions, reassured investors purchased equities with renewed vigor as they looked ahead to an economic recovery in 2002.

(Portfolio Manager photograph)
An interview with Adam Hetnarski, Portfolio Manager of Fidelity Contrafund II

Q. How did the fund perform, Adam?

A. For the six months that ended December 31, 2001, the fund returned -8.55%, trailing the -5.56% return of the Standard & Poor's 500 Index and the -7.47% mark posted by the Lipper Inc. growth funds average. However, the fund beat its benchmarks during the 12 months that ended December 31, 2001, returning -9.59% versus -11.89% and -16.76% for the S&P 500 and the Lipper peer group, respectively.

Q. Why did the fund lag the index and the Lipper average during the six-month period?

A. Underweighting the financial sector - particularly banks and insurers - was one factor detracting from the fund's relative performance. I was reluctant to have a large exposure to banks because of potential problems with bad loans. However, the positive influence of repeated cuts in interest rates by the Federal Reserve Board temporarily overshadowed investors' worries about banks' credit exposure. I also underweighted insurers going into September 11, and my conviction about that decision increased when I considered the huge payouts required by the insurance industry as a result of the terrorist attacks. However, the possibility of a government bailout for the insurance industry and speculation that property and casualty insurers might raise prices for some types of coverage caused insurance stocks to advance. In addition, I underestimated the potential of technology stocks during the fourth quarter. Although the fund had approximately a market weighting in technology, its underweightings in many stocks within the sector were offset by a sizable overweighting in Microsoft, which detracted slightly from performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was your rationale for the fund's positioning in technology?

A. On the one hand, projections for unit sales of personal computers (PCs) during the next six to 12 months were encouraging. However, I was concerned about pricing and profit margins. Because pricing for the Windows operating system is more stable than personal computer pricing and since Microsoft benefits with the sale of every Windows PC, I decided to skew the fund's PC exposure toward the software giant. In addition, I thought Microsoft could benefit from the new Windows XP version of its operating system as well as an upgrade of its Office software suite. The other major category of the fund's technology exposure was disk drives. After surviving several lean years with weak unit growth and soft pricing, the disk drive industry looked poised for a resurgence, in part due to new markets in video game consoles and set-top boxes.

Q. Which stocks helped the fund's performance?

A. Disk drive maker Western Digital was the most positive contributor to performance. In addition to the favorable factors aiding the disk drive industry, Western Digital benefited from a potentially lucrative contract, shared with rival Seagate, to manufacture disk drives for Microsoft's recent entry into the video game console market, the Xbox. Hutchinson Technology, which makes components for disk drives, also reflected the improving industry fundamentals. Ingram Micro and Arrow Electronics are two technology distributors that did well. Recent industry consolidation enabled these two companies to strengthen their respective competitive positions. Finally, two foreign manufacturers of dynamic random access memory (DRAM), South Korea-based Samsung Electronics and Infineon Technologies - a German company - strengthened as DRAM prices rose near the end of the period because of improving PC sales. I took profits on the Samsung position.

Q. Which stocks detracted from performance?

A. General Electric pulled back on concerns about its aircraft engine business in the wake of cutbacks in air travel following September 11. Investors also worried about lower demand from independent power producers for GE's generators. Media conglomerate Viacom was hurt by the slump in advertising caused in part by the terrorist attacks. Daiwa Securities and Nikko Corp., both Japanese brokerage companies, suffered from the poor performance of the Japanese stock market and persistent weakness in the overall economy. I bought these stocks as a way to play a Japanese economic recovery, but the outlook for Japan deteriorated, and I sold both stocks.

Q. What's your outlook, Adam?

A. I'm cautious but have positioned the fund to benefit if a recovery should occur. Accordingly, my strategy is two-pronged, emphasizing growth companies with solid balance sheets and strong cash flows on the one hand, while also focusing on more defensive plays in sectors such as consumer staples and health care. I believe it's better to avoid the more speculative growth stocks until we get clearer signals that the economy is on the mend.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value FMR believes is not fully recognized by the public

Fund number: 339

Trading symbol: FCONX

Start date: March 31, 1998

Size: as of December 31, 2001, more than $1.0 billion

Manager: Adam Hetnarski, since 2000; manager, Fidelity Destiny II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; joined Fidelity in 1991

3

Adam Hetnarski on prospects for an economic recovery:

"The consumer has led the U.S. economy out of most recessions since World War II. In virtually every recession since 1948, real consumer spending turned negative at some point, as consumers reined in their spending and repaired their balance sheets. Eventually, the consumer's finances improved to the point at which they began spending more freely, and economic growth started to strengthen again.

"However, the current recession is atypical in some crucial respects. Consumer spending has slowed, but not significantly. Even more importantly, consumer debt remains at historically high levels. The small uptick in the savings rate that occurred around the time of the government tax rebate in August was the first increase since 1983. Moreover, the loan-to-value ratio on U.S. homes has risen from 30% in 1990 to roughly 45% currently, meaning the average homeowner is carrying $15,000 more in debt on a $100,000 mortgage loan than they were a decade ago. Since consumers have not curbed their spending significantly and they continue to carry high debt loads, there might not be enough pent-up demand to jump-start the economy out of its current doldrums."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	10.2	7.1
Pfizer, Inc.	4.8	2.8
Bristol-Myers Squibb Co.	4.0	3.1
Philip Morris Companies, Inc.	3.9	3.1
The Coca-Cola Co.	3.6	1.6
BellSouth Corp.	2.7	1.4
Johnson & Johnson	2.2	0.0
Ingram Micro, Inc. Class A	2.2	1.4
ChevronTexaco Corp.	2.1	0.0
Arrow Electronics, Inc.	1.8	0.6
	37.5
Top Five Market Sectors as of December 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.6	25.1
Health Care	22.0	16.7
Consumer Staples	13.5	8.2
Industrials	8.4	5.3
Telecommunication Services	8.3	4.4
Asset Allocation (% of fund's net assets)
As of December 31, 2001 *		As of June 30, 2001 **
	Stocks 96.8%		Stocks 94.8%
	Convertible Securities 0.0%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	5.3%	** Foreign investments	7.2%

Semiannual Report

Investments December 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.4%
Michelin SA (Compagnie Generale des Etablissements) Series B	123,876	$ 4,093
Automobiles - 1.6%
Monaco Coach Corp. (a)	352,550	7,710
Thor Industries, Inc.	32,800	1,215
Winnebago Industries, Inc.	198,400	7,329
		16,254
Hotels, Restaurants & Leisure - 0.6%
Harrah's Entertainment, Inc. (a)	169,000	6,255
Media - 1.4%
Adelphia Communications Corp. Class A (a)	149,600	4,665
AOL Time Warner, Inc. (a)	265,900	8,535
Clear Channel Communications, Inc. (a)	800	41
Gannett Co., Inc.	900	61
Omnicom Group, Inc.	200	18
Tribune Co.	3,200	120
Viacom, Inc. Class B (non-vtg.) (a)	27,700	1,223
		14,663
Multiline Retail - 0.5%
Wal-Mart Stores, Inc.	80,700	4,644
Specialty Retail - 0.8%
Best Buy Co., Inc. (a)	48,900	3,642
Intimate Brands, Inc. Class A	331,900	4,932
		8,574
TOTAL CONSUMER DISCRETIONARY		54,483
CONSUMER STAPLES - 13.5%
Beverages - 6.1%
Anheuser-Busch Companies, Inc.	180,100	8,142
PepsiCo, Inc.	352,000	17,139
The Coca-Cola Co.	799,000	37,673
		62,954
Food & Drug Retailing - 0.6%
CVS Corp.	70,400	2,084
Safeway, Inc. (a)	108,500	4,530
		6,614
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 1.7%
Kellogg Co.	134,200	$ 4,039
Kraft Foods, Inc. Class A	198,500	6,755
Smithfield Foods, Inc. (a)	278,500	6,138
		16,932
Household Products - 0.7%
Colgate-Palmolive Co.	97,700	5,642
Procter & Gamble Co.	17,700	1,401
		7,043
Tobacco - 4.4%
Philip Morris Companies, Inc.	857,400	39,312
UST, Inc.	154,000	5,390
		44,702
TOTAL CONSUMER STAPLES		138,245
ENERGY - 5.2%
Energy Equipment & Services - 0.2%
Noble Drilling Corp. (a)	45,500	1,549
Oil & Gas - 5.0%
ChevronTexaco Corp.	241,200	21,614
Conoco, Inc.	236,000	6,679
Exxon Mobil Corp.	352,100	13,838
Royal Dutch Petroleum Co. (NY Shares)	198,100	9,711
		51,842
TOTAL ENERGY		53,391
FINANCIALS - 4.1%
Banks - 0.3%
Bank of America Corp.	30,800	1,939
FleetBoston Financial Corp.	28,400	1,037
Mizuho Holdings, Inc.	19	39
		3,015
Diversified Financials - 2.9%
Charles Schwab Corp.	6,900	107
Fannie Mae	147,400	11,718
Freddie Mac	229,160	14,987
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Merrill Lynch & Co., Inc.	55,500	$ 2,893
Morgan Stanley Dean Witter & Co.	7,850	439
		30,144
Insurance - 0.3%
Prudential Financial, Inc.	78,700	2,612
Real Estate - 0.6%
Mack-Cali Realty Corp.	101,400	3,145
Reckson Associates Realty Corp.	35,900	839
Vornado Realty Trust	63,600	2,646
		6,630
TOTAL FINANCIALS		42,401
HEALTH CARE - 22.0%
Biotechnology - 1.3%
Amgen, Inc. (a)	93,600	5,283
Geneprot, Inc. (d)	64,000	704
Gilead Sciences, Inc. (a)	87,000	5,718
Human Genome Sciences, Inc. (a)	41,200	1,389
		13,094
Health Care Equipment & Supplies - 2.8%
Align Technology, Inc.	75,700	341
Biomet, Inc.	314,450	9,717
Guidant Corp. (a)	123,300	6,140
St. Jude Medical, Inc. (a)	50,200	3,898
Zimmer Holdings, Inc. (a)	276,204	8,435
		28,531
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	281,200	18,182
Service Corp. International (SCI) (a)	895,400	4,468
		22,650
Pharmaceuticals - 15.7%
American Home Products Corp.	61,600	3,780
Barr Laboratories, Inc. (a)	1,700	135
Bristol-Myers Squibb Co.	809,300	41,274
Forest Laboratories, Inc. (a)	167,400	13,718
Johnson & Johnson	390,200	23,061
Mylan Laboratories, Inc.	88,000	3,300
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	1,233,400	$ 49,151
Pharmacia Corp.	216,700	9,242
Sanofi-Synthelabo SA	54,400	4,065
Schering-Plough Corp.	397,000	14,217
		161,943
TOTAL HEALTH CARE		226,218
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	44,400	1,502
Lockheed Martin Corp.	284,100	13,259
Northrop Grumman Corp.	106,600	10,746
		25,507
Building Products - 0.1%
Masco Corp.	18,700	458
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	397,020	5,582
Waste Management, Inc.	3,800	121
		5,703
Industrial Conglomerates - 4.2%
General Electric Co.	386,200	15,479
Minnesota Mining & Manufacturing Co.	56,100	6,632
Textron, Inc.	167,400	6,940
Tyco International Ltd.	246,510	14,519
		43,570
Machinery - 1.0%
IDEX Corp.	44,200	1,525
Ingersoll-Rand Co.	135,300	5,657
Milacron, Inc.	68,420	1,082
Navistar International Corp.	60,900	2,406
		10,670
TOTAL INDUSTRIALS		85,908
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 0.1%
Advanced Fibre Communication, Inc. (a)	7,900	140
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CIENA Corp. (a)	66,700	$ 954
Cisco Systems, Inc. (a)	4,500	81
		1,175
Computers & Peripherals - 4.8%
Dell Computer Corp. (a)	107,500	2,922
EMC Corp. (a)	685,700	9,216
Hutchinson Technology, Inc. (a)	302,054	7,014
International Business Machines Corp.	125,600	15,193
Maxtor Corp. (a)	191,400	1,213
Western Digital Corp. (a)	2,107,500	13,214
		48,772
Electronic Equipment & Instruments - 4.2%
Arrow Electronics, Inc. (a)	630,300	18,846
Ingram Micro, Inc. Class A (a)	1,300,000	22,516
Solectron Corp. (a)	105,700	1,192
Tektronix, Inc. (a)	36,400	938
		43,492
Internet Software & Services - 0.4%
Check Point Software Technologies Ltd. (a)	92,600	3,694
Semiconductor Equipment & Products - 1.9%
Advanced Micro Devices, Inc. (a)	174,700	2,771
Applied Materials, Inc. (a)	15,800	634
ASML Holding NV (NY Shares) (a)	246,900	4,210
Infineon Technologies AG sponsored ADR	36,100	733
Integrated Device Technology, Inc. (a)	36,900	981
Intel Corp.	28,300	890
NVIDIA Corp. (a)	99,100	6,630
Silicon On Insulator TEChnologies SA (SOITEC) (a)	27,825	552
STMicroelectronics NV (NY Shares)	1,600	51
Texas Instruments, Inc.	64,900	1,817
United Microelectronics Corp. sponsored ADR	100	1
		19,270
Software - 12.2%
Computer Associates International, Inc.	296,700	10,233
Microsoft Corp. (a)	1,583,930	104,931
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Network Associates, Inc. (a)	260,700	$ 6,739
VERITAS Software Corp. (a)	87,000	3,900
		125,803
TOTAL INFORMATION TECHNOLOGY		242,206
MATERIALS - 6.4%
Chemicals - 0.4%
Lyondell Chemical Co.	317,300	4,547
Metals & Mining - 4.4%
Alcan, Inc.	269,900	9,691
Alcoa, Inc.	58,300	2,073
Barrick Gold Corp.	590,300	9,439
Newmont Mining Corp.	413,800	7,908
Nucor Corp.	79,100	4,189
Phelps Dodge Corp.	97,800	3,169
Placer Dome, Inc.	817,500	8,937
		45,406
Paper & Forest Products - 1.6%
Bowater, Inc.	117,400	5,600
International Paper Co.	255,400	10,305
		15,905
TOTAL MATERIALS		65,858
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 8.0%
ALLTEL Corp.	145,930	9,008
AT&T Corp.	994,100	18,033
BellSouth Corp.	719,000	27,430
Qwest Communications International, Inc.	1,037,800	14,664
SBC Communications, Inc.	334,100	13,087
TeraBeam Networks (d)	4,800	5
		82,227
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	349,000	$ 3,305
TOTAL TELECOMMUNICATION SERVICES		85,532
TOTAL COMMON STOCKS (Cost $941,185)		994,242
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d) (Cost $119)	6,900	11
Convertible Bonds - 0.0%
Moody's Ratings (unaudited)		Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (c) (Cost $390)	-	$ 390	454
Money Market Funds - 4.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.94% (b)	39,767,856	$ 39,768
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	2,146,700	2,147
TOTAL MONEY MARKET FUNDS (Cost $41,915)		41,915
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $983,609)		1,036,622
NET OTHER ASSETS - (0.9)%		(9,010)
NET ASSETS - 100%		$ 1,027,612
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $454,000 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 119
Geneprot, Inc.	7/7/00	$ 352
TeraBeam Networks	4/7/00	$ 18
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,376,900,000 and $1,544,167,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $110,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $720,000 or 0.1% of net assets.

Income Tax Information

At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $999,767,000. Net unrealized appreciation aggregated $36,855,000, of which $84,657,000 related to appreciated investment securities and $47,802,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending June 30, 2002 approximately $161,273,000 of losses recognized during the period November 1, 2000 to June 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,990) (cost $983,609) - See accompanying schedule		$ 1,036,622
Receivable for investments sold		3,932
Receivable for fund shares sold		1,696
Dividends receivable		966
Other receivables		4
Total assets		1,043,220
Liabilities
Payable for investments purchased	$ 1,035
Payable for fund shares redeemed	11,687
Accrued management fee	716
Other payables and accrued expenses	23
Collateral on securities loaned, at value	2,147
Total liabilities		15,608
Net Assets		$ 1,027,612
Net Assets consist of:
Paid in capital		$ 1,247,518
Distributions in excess of net investment income		(582)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(272,337)
Net unrealized appreciation (depreciation) on investments		53,013
Net Assets, for 99,260 shares outstanding		$ 1,027,612
Net Asset Value and redemption price per share ($1,027,612 ÷ 99,260 shares)		$10.35
Maximum offering price per share (100/97.00 of $10.35)		$10.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2001 (Unaudited)
Investment Income Dividends		$ 5,969
Interest		1,309
Security lending		34
Total income		7,312
Expenses
Management fee Basic fee	$ 3,260
Performance adjustment	1,166
Transfer agent fees	1,331
Accounting and security lending fees	142
Non-interested trustees' compensation	2
Custodian fees and expenses	51
Registration fees	30
Audit	17
Legal	4
Miscellaneous	91
Total expenses before reductions	6,094
Expense reductions	(536)	5,558
Net investment income		1,754
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(89,574)
Foreign currency transactions	(38)	(89,612)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(28,417)
Assets and liabilities in foreign currencies	6	(28,411)
Net gain (loss)		(118,023)
Net increase (decrease) in net assets resulting from operations		$ (116,269)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2001 (Unaudited)	Year ended June 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,754	$ 2,832
Net realized gain (loss)	(89,612)	(129,186)
Change in net unrealized appreciation (depreciation)	(28,411)	(129,992)
Net increase (decrease) in net assets resulting from operations	(116,269)	(256,346)
Distributions to shareholders From net investment income	(4,332)	-
From net realized gain	-	(200,539)
In excess of net realized gain	-	(53,683)
Total distributions	(4,332)	(254,222)
Share transactions Net proceeds from sales of shares	67,584	457,738
Reinvestment of distributions	4,224	248,605
Cost of shares redeemed	(267,354)	(429,221)
Net increase (decrease) in net assets resulting from share transactions	(195,546)	277,122
Total increase (decrease) in net assets	(316,147)	(233,446)
Net Assets
Beginning of period	1,343,759	1,577,205
End of period (including (over) under distribution of net investment income of $(582) and $2,582, respectively)	$ 1,027,612	$ 1,343,759
Other Information Shares
Sold	6,516	35,929
Issued in reinvestment of distributions	393	18,895
Redeemed	(25,968)	(36,070)
Net increase (decrease)	(19,059)	18,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2001	Years ended June 30,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 15.84	$ 12.60	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.01)	-	(.01)
Net realized and unrealized gain (loss)	(.99)	(2.05)	3.97	2.25	.36
Total from investment operations	(.97)	(2.03)	3.96	2.25	.35
Less Distributions
From net investment income	(.04)	-	-	-	-
From net realized gain	-	(1.93)	(.72)	-	-
In excess of net realized gain	-	(.52)	-	-	-
Total distributions	(.04)	(2.45)	(.72)	-	-
Net asset value, end of period	$ 10.35	$ 11.36	$ 15.84	$ 12.60	$ 10.35
Total Return B, C, D	(8.55)%	(14.70)%	33.87%	21.74%	3.50%
Ratios to Average Net Assets G
Expenses before expense reductions	1.08% A	.95%	.91%	.93%	1.28% A
Expenses net of voluntary waivers, if any	1.08% A	.95%	.91%	.93%	1.28% A
Expenses net of all reductions	.99% A	.91%	.86%	.86%	1.23% A
Net investment income (loss)	.31% A	.19%	(.08)%	(.01)%	(.28)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,028	$ 1,344	$ 1,577	$ 901	$ 319
Portfolio turnover rate	258% A	168%	291%	293%	141% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 31, 1998 (commencement of operations) to June 30, 1998.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Contrafund II (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .79% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $180,000 on sales of shares of the fund all of which was retained.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,187,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $535,000 of the fund's expenses. In addition,through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $1,000.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

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OTC Portfolio

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Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

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Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CII-SANN-0202 154185
1.714430.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Fifty®

Semiannual Report

December 31, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Some welcome news on the economic front inspired a stock market rally during the final quarter of 2001. Nonetheless, most major equity indexes still finished the year with negative returns. For investment-grade bonds, the situation was reversed. Their strong performance through the first three-quarters of 2001 was somewhat tamed late in the year as investors became more enthused about the prospects for growth in 2002.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Fidelity Fifty® had a 3% sales charge, which was waived beginning January 31, 2000 through December 23, 2001. Effective December 24, 2001 the sales charge was eliminated.

Cumulative Total Returns

Periods ended December 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Fifty	-3.57%	-12.43%	73.40%	192.50%
S&P 500 ®	-5.56%	-11.89%	66.24%	191.90%
Capital Appreciation Funds Average	-7.76%	-15.97%	61.49%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 17, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500® Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 353 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Fifty	-12.43%	11.64%	13.82%
S&P 500	-11.89%	10.70%	13.79%
Capital Appreciation Funds Average	-15.97%	8.78%	n/a *

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Fifty ® on September 17, 1993, when the fund started. As the chart shows, by December 31, 2001, the value of the investment would have grown to $29,250 - a 192.50% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,190 - a 191.90% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of December 31, 2001, the six month, one year and five year cumulative total returns for the multi-cap core funds were -5.93%, -10.89%, and 61.21%, respectively; and the one year and five year average annual total returns were -10.89% and 9.58%, respectively. The six month, one year, and five year cumulative total returns for the multi-cap supergroup average were -7.06%, -12.98%, and 61.56%, respectively; and the one year and five year average annual total returns were -12.98% and 9.63%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The tragic events of September 11, the dramatic two-week market sell-off that followed and the negative effects of the U.S. economy's first recession in a decade were too much for equity markets to overcome during the six-month period ending December 31, 2001. Even the double-digit gains posted by most major equity indexes in the fourth quarter of the year couldn't pull the benchmarks into positive territory for the overall six-month period. In that time, the large-cap weighted Standard & Poor's 500SM Index fell 5.56%, and the blue-chip Dow Jones Industrial Average SM declined 3.67%. Meanwhile, the tech-laden NASDAQ Composite® Index dropped 9.62%, despite gaining 30.23% during the second half of the period. While poor corporate earnings performance pressured valuations throughout the year, most of the negative returns in the second half of 2001 can be attributed to the 9/11 terrorist attacks, which first closed the markets, then led to their swift decline in the following weeks. The Federal Reserve Board did its part to calm anxious investors and inject liquidity into the economy by cutting the federal funds target rate five times during the past six months - part of the unprecedented 11 rate reductions in the calendar year. Partly as a result of these actions, reassured investors purchased equities with renewed vigor as they looked ahead to an economic recovery in 2002.

(Portfolio Manager photograph)
An interview with John Muresianu, Portfolio Manager of Fidelity Fifty

Q. How did the fund perform, John?

A. For the six-month period that ended December 31, 2001, the fund declined 3.57%. In comparison, the Standard & Poor's 500 Index fell 5.56% and the capital appreciation funds average as tracked by Lipper Inc. declined 7.76%. For the 12-month period that ended December 31, 2001, the fund returned -12.43%, while the S&P 500 and Lipper average returned -11.89% and -15.97%, respectively.

Q. What helped the fund outperform the S&P 500 index and its Lipper peer group average during the past six months?

A. I kept the fund positioned in what I felt were the most undervalued areas of the stock market - energy, basic materials and mid-cap value. All three of these areas made positive contributions to the fund's relative performance as the excess enthusiasm for other, more richly valued sectors, such as information technology and telecommunication services, continued to unwind. Most significantly, having a large exposure to basic materials stocks - at roughly 30% of the fund's total net assets on average throughout the period - was extremely beneficial. Investors were attracted to the relatively low valuations of basic materials, and this group was one of the best-performing sectors in the index. The fund also got a relative performance boost by owning virtually no technology, which was the second-worst-performing sector as a result of weakening fundamentals and a collapse in valuations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you make any adjustments to your major investment strategies during the past six months?

A. No, I didn't. In fact, the continued decline of the equity markets actually strengthened my conviction. Based on my market analysis - which takes into account structural changes in the economy, the potential for extreme stock reversals based on shifts in market sentiment, and historical pattern analysis - I saw no need to alter my strategy. I heavily overweighted energy because I felt the sector remained undervalued based on the massive underinvestment in the exploration and production of oil and gas during the past decade, coupled with the country's heavy reliance on these energy sources. The fund also had a sizable position in gold-mining companies, for two reasons: the potential for inflation should the economy become overheated in response to the Federal Reserve Board's aggressive monetary easing this year; and the potential for the heightened demand for gold should the economic recession persist and put further strain on the financial system. Another strategy was to focus on mid-cap stocks because of the category's attractive valuations. At the same time, we had little or no exposure to three areas that I viewed as too expensive: large-cap stocks, and the technology and biotechnology sectors.

Q. Despite their poor performance on a six-month basis, these latter three areas bounced back sharply in the fourth quarter of 2001. Did this rally cause you to re-assess anything?

A. No, it didn't. Wall Street and the financial media spun this rally as a positive event, suggesting that the sudden market decline produced attractive buying opportunities. I had a different take. To me, September 11 and the market's volatile reaction since those attacks only weakened the longer-term case for these three overvalued stock groups by adding a layer of uncertainty to the economy - a historically big deterrent to stock performance. In addition, the aftermath of the attacks could constrict global commerce and weaken corporate earnings going forward, as companies intensify their security and rethink their international marketing and travel budgets.

Q. What holdings were top performers? Which disappointed?

A. Strong fiscal fourth-quarter earnings and a corporate decision to boost its ongoing share repurchase program helped make oilfield services firm BJ Services the fund's top performer. Gold-mining companies Newmont Mining and Placer Dome, each of which rose modestly, also helped. Investors bid up the price of container and packaging manufacturer Ball, another contributor, on the notion that its business would remain relatively immune from the economic recession. On the down side, while being overweighted in energy stocks boosted our relative return, several oil producers and energy servicing firms, including Exxon Mobil, Halliburton and Burlington Resources, underperformed as oil prices declined. Elsewhere, Bethlehem Steel, another detractor, filed for bankruptcy in October.

Q. What's your outlook, John?

A. My strategies are typically long-term ones that I'm often willing to be patient with until the dynamics underpinning them change. Currently, I believe many growth sectors are significantly overvalued. The market's price appreciation during the past decade, by and large, was not supported by underlying fundamentals, such as earnings growth. With this in mind, shareholders should expect the fund to remain invested in the least expensive market areas until overall valuations decline to historically normal trend averages.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: Effective December 24, 2001, the 3% sales charge on Fidelity Fifty was removed indefinitely, but can be reinstated in the future with 60 days notice to shareholders.

Fund Facts

Goal: seeks capital appreciation by investing mainly in equity securities, normally 50 to 60 stocks

Fund number: 500

Trading symbol: FFTYX

Start date: September 17, 1993

Size: as of December 31, 2001, more than $424 million

Manager: John Muresianu, since 1999; manager, Fidelity Advisor Telecommunications & Utilities Growth Fund, 1996-1997; several Fidelity Select Portfolios, 1992-1997; joined Fidelity in 1986

3

John Muresianu on the current risk level in the equity markets:

"The fund's current conservative positioning - via its large weightings in energy, basic materials and utilities - reflects my conviction that the level of risk in the equity markets is greater than what Wall Street generally believes. I hold this view for one primary reason: Stock market valuations generally are too high. Enron, the natural gas company that recently filed for bankruptcy, is a perfect case study to illustrate this point. While Enron's price-to-earnings multiple appeared high before the stock's collapse, the stock was really much more expensive than it looked because reported earnings were actually overstated due to extremely aggressive accounting. In my opinion, the company resorted to aggressive accounting in order to maintain a steady growth rate in its quarterly earnings reports. Using aggressive accounting to achieve a targeted growth rate was the only way of sustaining the stock's high multiple, which was necessary not only for acquisitions but for attracting and keeping the company's best employees. This corporate mentality has become more common, resulting in the deterioration in the quality of earnings across the entire market. More companies have used creative off-balance-sheet strategies to hide debt and other liabilities, and many others have taken ´one-time' charges that they've excluded from their calculations of operating earnings."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	12.8	12.5
Burlington Resources, Inc.	9.1	12.2
Schlumberger Ltd. (NY Shares)	7.3	6.6
Exxon Mobil Corp.	6.4	9.8
Barrick Gold Corp.	6.1	5.5
American Electric Power Co., Inc.	4.4	3.8
Southern Co.	4.0	2.9
Placer Dome, Inc.	3.7	3.1
Nabors Industries, Inc.	2.8	2.2
AT&T Corp.	2.7	3.4
	59.3
Top Five Market Sectors as of December 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	39.9	49.7
Materials	27.2	27.3
Utilities	12.5	9.4
Industrials	4.3	3.5
Telecommunication Services	2.7	3.5
Asset Allocation (% of fund's net assets)
As of December 31, 2001 *		As of June 30, 2001 **
	Stocks 90.4%		Stocks 100.5%
	Short-Term Investments and Net Other Assets 9.6%		Short-Term Investments and Net Other Assets A (0.5)%
* Foreign investments	21.2%	** Foreign investments	19.2%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments December 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.5%
Jack in the Box, Inc. (a)	50,300	$ 1,385,262
Outback Steakhouse, Inc. (a)	10,500	359,625
Starbucks Corp. (a)	21,300	405,765
		2,150,652
Household Durables - 0.0%
Maytag Corp.	4,800	148,944
Textiles & Apparel - 0.2%
Wolverine World Wide, Inc.	52,700	793,135
TOTAL CONSUMER DISCRETIONARY		3,092,731
CONSUMER STAPLES - 2.0%
Food & Drug Retailing - 0.2%
Albertson's, Inc.	21,100	664,439
Tobacco - 1.8%
Philip Morris Companies, Inc.	166,600	7,638,610
TOTAL CONSUMER STAPLES		8,303,049
ENERGY - 39.9%
Energy Equipment & Services - 16.8%
Baker Hughes, Inc.	71,800	2,618,546
BJ Services Co. (a)	294,300	9,550,035
ENSCO International, Inc.	31,600	785,260
GlobalSantaFe Corp.	41,203	1,175,110
Grey Wolf, Inc. (a)	2,843,100	8,444,007
Nabors Industries, Inc. (a)	348,400	11,960,572
Noble Drilling Corp. (a)	70,200	2,389,608
Precision Drilling Corp. (a)	10,500	270,878
Schlumberger Ltd. (NY Shares)	565,900	31,096,205
Transocean Sedco Forex, Inc.	10,500	355,110
Weatherford International, Inc. (a)	70,000	2,608,200
		71,253,531
Oil & Gas - 23.1%
Anadarko Petroleum Corp.	52,700	2,995,995
Apache Corp.	199,980	9,975,002
Burlington Resources, Inc.	1,033,700	38,805,098
ChevronTexaco Corp.	60,200	5,394,522
Conoco, Inc.	158,100	4,474,230
Exxon Mobil Corp.	691,600	27,179,880
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Newfield Exploration Co. (a)	52,700	$ 1,871,377
Phillips Petroleum Co.	42,200	2,542,972
Royal Dutch Petroleum Co. (NY Shares)	93,100	4,563,762
Spinnaker Exploration Co. (a)	10,500	432,180
		98,235,018
TOTAL ENERGY		169,488,549
FINANCIALS - 0.9%
Diversified Financials - 0.9%
JAFCO Co. Ltd.	31,600	1,888,752
Nomura Holdings, Inc.	154,000	1,964,912
		3,853,664
INDUSTRIALS - 4.3%
Aerospace & Defense - 1.3%
General Dynamics Corp.	68,900	5,487,196
Building Products - 1.0%
American Standard Companies, Inc. (a)	64,300	4,387,189
Commercial Services & Supplies - 0.6%
Deluxe Corp.	23,700	985,446
R.R. Donnelley & Sons Co.	52,700	1,564,663
		2,550,109
Construction & Engineering - 1.1%
Fluor Corp.	31,600	1,181,840
Jacobs Engineering Group, Inc. (a)	55,500	3,663,000
		4,844,840
Industrial Conglomerates - 0.3%
Norsk Hydro AS	27,200	1,142,819
TOTAL INDUSTRIALS		18,412,153
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Red Hat, Inc. (a)	126,200	896,020
MATERIALS - 27.2%
Metals & Mining - 26.4%
Alcan, Inc.	105,400	3,784,626
Alcoa, Inc.	31,600	1,123,380
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.	1,619,800	$ 25,900,924
Massey Energy Corp.	169,000	3,503,370
Newmont Mining Corp.	2,844,200	54,352,661
Pechiney SA Series A	38,100	1,967,192
Phelps Dodge Corp.	176,500	5,718,600
Placer Dome, Inc.	1,439,500	15,737,183
		112,087,936
Paper & Forest Products - 0.8%
Georgia-Pacific Group	116,000	3,202,760
TOTAL MATERIALS		115,290,696
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T Corp.	638,000	11,573,320
UTILITIES - 12.5%
Electric Utilities - 12.5%
Ameren Corp.	156,100	6,603,030
American Electric Power Co., Inc.	429,500	18,696,135
Entergy Corp.	125,100	4,892,661
Exelon Corp.	73,800	3,533,544
Northeast Utilities	105,400	1,858,202
Public Service Enterprise Group, Inc.	10,500	442,995
Southern Co.	667,300	16,916,055
		52,942,622
TOTAL COMMON STOCKS (Cost $392,474,606)		383,852,804
Money Market Funds - 11.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.94% (b)	41,070,677	$ 41,070,677
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	7,002,000	7,002,000
TOTAL MONEY MARKET FUNDS (Cost $48,072,677)		48,072,677
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $440,547,283)		431,925,481
NET OTHER ASSETS - (1.7)%		(7,138,679)
NET ASSETS - 100%		$ 424,786,802
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.8%
Canada	10.8
Netherlands Antilles	7.3
Netherlands	1.1
Others (individually less than 1%)	2.0
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $57,213,121 and $89,247,597, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,780 for the period.
Income Tax Information

At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $444,196,584. Net unrealized depreciation aggregated $12,271,103, of which $25,493,798 related to appreciated investment securities and $37,764,901 related to depreciated investment securities.

At June 30, 2001, the fund had a capital loss carryforward of approximately $24,074,000 all of which will expire on June 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,690,411) (cost $440,547,283) - See accompanying schedule		$ 431,925,481
Foreign currency held at value (cost $1,601,699)		1,605,617
Receivable for investments sold		11,000
Receivable for fund shares sold		950,082
Dividends receivable		371,154
Interest receivable		43,396
Redemption fees receivable		63
Other receivables		15,462
Total assets		434,922,255
Liabilities
Payable for investments purchased	$ 1,622,119
Payable for fund shares redeemed	1,115,774
Accrued management fee	270,026
Other payables and accrued expenses	125,534
Collateral on securities loaned, at value	7,002,000
Total liabilities		10,135,453
Net Assets		$ 424,786,802
Net Assets consist of:
Paid in capital		$ 488,962,615
Distributions in excess of net investment income		(31,315)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,538,709)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(8,605,789)
Net Assets, for 26,348,879 shares outstanding		$ 424,786,802
Net Asset Value, offering price and redemption price per share ($424,786,802 ÷ 26,348,879 shares)		$16.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2001 (Unaudited)
Investment Income Dividends		$ 3,054,577
Interest		286,091
Security lending		31,136
Total income		3,371,804
Expenses
Management fee Basic fee	$ 1,157,702
Performance adjustment	450,706
Transfer agent fees	566,853
Accounting and security lending fees	73,925
Non-interested trustees' compensation	527
Custodian fees and expenses	5,383
Registration fees	60,696
Audit	15,815
Legal	1,563
Miscellaneous	39,028
Total expenses before reductions	2,372,198
Expense reductions	(32,485)	2,339,713
Net investment income		1,032,091
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(21,545,014)
Foreign currency transactions	(18,939)	(21,563,953)
Change in net unrealized appreciation (depreciation) on:
Investment securities	5,826,531
Assets and liabilities in foreign currencies	22,686	5,849,217
Net gain (loss)		(15,714,736)
Net increase (decrease) in net assets resulting from operations		$ (14,682,645)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2001 (Unaudited)	Year ended June 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,032,091	$ 2,941,878
Net realized gain (loss)	(21,563,953)	(19,813,861)
Change in net unrealized appreciation (depreciation)	5,849,217	(31,360,454)
Net increase (decrease) in net assets resulting from operations	(14,682,645)	(48,232,437)
Distributions to shareholders From net investment income	(2,041,421)	(5,912,015)
From net realized gain	-	(53,696,524)
In excess of net realized gain	-	(13,943,960)
Total distributions	(2,041,421)	(73,552,499)
Share transactions Net proceeds from sales of shares	78,062,873	170,416,636
Reinvestment of distributions	2,002,105	72,136,426
Cost of shares redeemed	(67,966,879)	(227,699,708)
Net increase (decrease) in net assets resulting from share transactions	12,098,099	14,853,354
Redemption fees	39,699	219,588
Total increase (decrease) in net assets	(4,586,268)	(106,711,994)
Net Assets
Beginning of period	429,373,070	536,085,064
End of period (including under (over) distribution of net investment income of $(31,315) and $978,015, respectively)	$ 424,786,802	$ 429,373,070
Other Information Shares
Sold	4,886,240	9,325,509
Issued in reinvestment of distributions	124,023	4,044,395
Redeemed	(4,220,160)	(12,537,347)
Net increase (decrease)	790,103	832,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2001	Years ended June 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 21.68	$ 21.39	$ 17.25	$ 16.31	$ 14.00
Income from Invest- ment Operations
Net investment income E	.04	.12	.15	.07	.04	.07
Net realized and unrealized gain (loss)	(.64)	(1.86)	1.60	4.76	2.95	3.16
Total from investment operations	(.60)	(1.74)	1.75	4.83	2.99	3.23
Less Distributions
From net investment income	(.08)	(.25)	(.03)	(.02)	(.05)	(.09)
From net realized gain	-	(2.30)	(1.43)	(.67)	(2.00)	(.83)
In excess of net realized gain	-	(.60)	-	-	-	-
Total distributions	(.08)	(3.15)	(1.46)	(.69)	(2.05)	(.92)
Redemption fees added to paid in capital	.00	.01	.00	-	-	-
Net asset value, end of period	$ 16.12	$ 16.80	$ 21.68	$ 21.39	$ 17.25	$ 16.31
Total Return B, C, D	(3.57)%	(8.76)%	9.22%	29.38%	20.06%	24.75%
Ratios to Average Net Assets F
Expenses before expense reductions	1.19% A	.95%	.88%	.83%	.80%	.88%
Expenses net of voluntary waivers, if any	1.19% A	.95%	.88%	.83%	.80%	.88%
Expenses net of all reductions	1.17% A	.90%	.80%	.79%	.77%	.84%
Net investment income	.52% A	.66%	.70%	.37%	.27%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 424,787	$ 429,373	$ 536,085	$ 522,077	$ 192,621	$ 156,136
Portfolio turnover rate	30% A	158%	295%	316%	121%	131%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the fund's average net assets.

Sales Load. Effective December 24, 2001, the fund's sales charge was eliminated.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $285,468 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral(in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $27,458 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $836 and $4,191, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

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Contrafund® II

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Focused Stock Fund

Growth Company Fund

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Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

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Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

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Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FIF-SANN-0202 154152
1.540012.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Growth & Income II

Portfolio

Semiannual Report

December 31, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Some welcome news on the economic front inspired a stock market rally during the final quarter of 2001. Nonetheless, most major equity indexes still finished the year with negative returns. For investment-grade bonds, the situation was reversed. Their strong performance through the first three-quarters of 2001 was somewhat tamed late in the year as investors became more enthused about the prospects for growth in 2002.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended December 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Growth & Income II	-3.60%	-9.14%	-4.67%
S&P 500 ®	-5.56%	-11.89%	-2.75%
Growth & Income Funds Average	-4.92%	-8.43%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,113 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Life of fund
Fidelity Growth & Income II	-9.14%	-1.58%
S&P 500	-11.89%	-0.92%
Growth & Income Funds Average	-8.43%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Growth & Income II Portfolio on December 28, 1998, when the fund started. As the chart shows, by December 31, 2001, the value of the investment would have been $9,533 - a 4.67% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $9,725 a 2.75% decrease.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of December 31, 2001, the six month and one year cumulative total returns for the large-cap core funds were -5.98% and -13.77%, respectively, and the one year average annual total return was -13.77%. The six month and one year cumulative total returns for the large-cap supergroup average were -6.99% and -16.72%, respectively, and the one year average annual total return was -16.72%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The tragic events of September 11, the dramatic two-week market sell-off that followed and the negative effects of the U.S. economy's first recession in a decade were too much for equity markets to overcome during the six-month period ending December 31, 2001. Even the double-digit gains posted by most major equity indexes in the fourth quarter of the year couldn't pull the benchmarks into positive territory for the overall six-month period. In that time, the large-cap weighted Standard & Poor's 500SM Index fell 5.56%, and the blue-chip Dow Jones Industrial Average SM declined 3.67%. Meanwhile, the tech-laden NASDAQ Composite® Index dropped 9.62%, despite gaining 30.23% during the second half of the period. While poor corporate earnings performance pressured valuations throughout the year, most of the negative returns in the second half of 2001 can be attributed to the 9/11 terrorist attacks, which first closed the markets, then led to their swift decline in the following weeks. The Federal Reserve Board did its part to calm anxious investors and inject liquidity into the economy by cutting the federal funds target rate five times during the past six months - part of the unprecedented 11 rate reductions in the calendar year. Partly as a result of these actions, reassured investors purchased equities with renewed vigor as they looked ahead to an economic recovery in 2002.

(Portfolio Manager photograph)
An interview with Louis Salemy, Portfolio Manager of Fidelity Growth & Income II Portfolio

Q. How did the fund perform, Louis?

A. For the six months ending December 31, 2001, the fund returned -3.60%, which compared favorably with the -5.56% return of the Standard & Poor's 500 Index and the -4.92% result of the Lipper Inc. growth & income funds average. For the 12 months ending December 31, 2001, the fund posted a return of -9.14%, again beating the S&P 500®, which returned -11.89%. However, the fund slightly trailed the -8.43% mark of the Lipper average.

Q. Why did the fund beat the index and the Lipper average during the six-month period?

A. Underweighting technology and health care helped the fund outperform the S&P 500 and the Lipper average. Although underweighting technology hurt the fund's relative performance during the sector's strong fourth-quarter rally, it was a positive influence for the period overall because of the extremely weak third quarter, which included the downdraft resulting from the September 11 terrorist attacks. In the health care sector, drug stocks languished during the second half of 2001 because of a lull in the development of new products and branded drugs' rapid loss of market share to generics. Another factor that helped the fund beat the index and the peer group was stock selection in the consumer staples and retail sectors. Finally, carrying roughly 10% of the fund's assets in cash in a weak market environment was beneficial to relative performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did you remain defensively positioned during the strong fourth-quarter rally?

A. I think a lot of investors bought stocks in the fourth quarter mainly because of one factor - the Federal Reserve Board. The Fed, which cut short-term interest rates five times during the period and a record 11 times in 2001, was particularly aggressive following the September 11 tragedy. Historically, repeated cuts in interest rates have often resulted in a stronger economy and higher stock prices. However, for reasons I explain later, I believe that lowering interest rates might be a less effective tactic now than it was in previous recessions. Moreover, if low interest rates were the only factor required to jump-start economic growth, the Japanese economy would have come roaring back to life long ago on the strength of that country's recent experiment with zero-percent interest rates. Unfortunately, economic relationships are often not so straightforward.

Q. What stocks did well for the fund?

A. Gillette contributed the most positively to performance. The stock attracted investors' interest partly because it is in a sector considered to offer stable earnings growth. I also timed my purchase well, so Gillette helped performance even though it advanced only marginally during the period. Finally, investors reacted positively to recently appointed CEO Jim Kilts' stated goals of refocusing the company on its core businesses and driving return on invested capital higher. Value retailer Wal-Mart also aided performance, as it managed to achieve solid sales and earnings growth in a weak economy. Another value retailer performing well was Kohls, reflecting consumers' search for bargains.

Q. What stocks detracted from performance?

A. Core holding General Electric was hurt by concerns about growth in its jet engine business in the wake of September 11. Another negative factor was a slowdown in demand from independent power producers for GE's generators due to aggressive construction of generating capacity over the past several years and greater difficulty in obtaining financing for power construction projects. Wireless telephone service provider Nextel Communications was another detractor. Continued strong growth in wireless subscribers could not offset the negative impact of the company's weak cash flow and balance sheet position. Integrated oil giant Exxon Mobil suffered from declining prices in its refining operations triggered by falling crude oil prices.

Q. What's your outlook, Louis?

A. Given the market's strong fourth-quarter rally, I think that stocks might be vulnerable to a correction in the near term. I plan to continue with a cautious approach, emphasizing stocks with strong balance sheets and cash flows, solid management teams and a history of stable earnings growth. Eventually, there should come a time to be more aggressive, but I think that the "throw caution to the winds" approach of many investors in the fourth quarter could be premature and might come back to haunt them before long.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation by investing mainly in common stocks

Fund number: 361

Trading symbol: FGRTX

Start date: December 28, 1998

Size: as of December 31, 2001, more than $160 million

Manager: Louis Salemy, since inception; manager, Fidelity VIP III: Growth & Income Portfolio, since 1998; several Fidelity Select Portfolios, 1992-1998; joined Fidelity in 1992

3

Louis Salemy on the current recession:

"To understand how this recession is likely to end, it's helpful to realize how it began. In the years leading up to the weakness that we began to see in 2000, corporate capital spending increased at phenomenal rates. The poster child for that whole trend, of course, was the telecommunications industry, where surging capital expenditures resulted in significant excess capacity in wireless - and especially wireline - telecommunications networks. Excess capacity finally caused a sharp decline in corporate capital spending, triggering the current recession. This was in sharp contrast to the consumer-led nature of most recessions, which began with a drop-off in consumer spending.

"In prior recessions, it was easier to jump-start the economy because lowering interest rates tends to be a fairly reliable way of boosting consumer spending. However, the link between interest rates and corporate capital spending is less straightforward. If a prior spending spree results in excess capacity, corporations are not likely to increase their capital spending again until that excess capacity disappears - no matter how attractively projects can be financed. I believe that explains why the economy didn't respond more vigorously to the Fed's 11 rate cuts in 2001. More time to work out excess corporate capacity, as well as some rebuilding of consumers' personal balance sheets, is probably needed before the stage can be set for a genuine recovery from this recession."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.4	4.5
Morgan Stanley Dean Witter & Co.	3.9	3.1
Gillette Co.	3.6	1.9
General Electric Co.	3.5	4.1
EchoStar Communications Corp. Class A	3.5	2.5
Freddie Mac	3.1	4.8
BellSouth Corp.	3.0	0.6
Fannie Mae	2.9	3.5
Wal-Mart Stores, Inc.	2.8	2.2
Exxon Mobil Corp.	2.7	5.3
	33.4
Top Five Market Sectors as of December 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.7	18.1
Financials	17.4	20.5
Consumer Staples	11.7	11.0
Industrials	11.1	9.0
Telecommunication Services	7.6	4.1
Asset Allocation (% of fund's net assets)
As of December 31, 2001 *		As of June 30, 2001 **
	Stocks and Equity Futures 88.2%		Stocks and Equity Futures 86.3%
	Bonds 1.2%		Bonds 0.0%
	Convertible Securities 1.6%		Convertible Securities 1.7%
	Short-Term Investments and Net Other Assets 9.0%		Short-Term Investments and Net Other Assets 12.0%
* Foreign investments	0.8%	** Foreign investments	1.1%

Semiannual Report

Investments December 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 21.1%
Automobiles - 0.3%
Ford Motor Co.	28,900	$ 454,308
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	16,500	436,755
Starwood Hotels & Resorts Worldwide, Inc. unit	24,000	716,400
		1,153,155
Media - 14.4%
Adelphia Communications Corp. Class A (a)	23,100	720,258
AOL Time Warner, Inc. (a)	11,500	369,150
Comcast Corp. Class A (special) (a)	36,700	1,321,200
E.W. Scripps Co. Class A	8,800	580,800
EchoStar Communications Corp. Class A (a)	205,700	5,650,579
Gannett Co., Inc.	19,000	1,277,370
General Motors Corp. Class H (a)	116,200	1,795,290
Knight-Ridder, Inc.	19,500	1,266,135
Liberty Media Corp. Class A (a)	64,900	908,600
LodgeNet Entertainment Corp. (a)	5,500	93,995
Omnicom Group, Inc.	47,100	4,208,385
Pegasus Communications Corp. Class A (a)	175,600	1,827,996
The New York Times Co. Class A	11,900	514,675
Viacom, Inc. Class B (non-vtg.) (a)	18,401	812,409
Walt Disney Co.	83,200	1,723,904
		23,070,746
Multiline Retail - 3.9%
Kohls Corp. (a)	25,500	1,796,220
Wal-Mart Stores, Inc.	78,020	4,490,051
		6,286,271
Specialty Retail - 1.2%
Home Depot, Inc.	38,135	1,945,266
Textiles & Apparel - 0.6%
Liz Claiborne, Inc.	17,800	885,550
TOTAL CONSUMER DISCRETIONARY		33,795,296
CONSUMER STAPLES - 11.7%
Beverages - 1.2%
The Coca-Cola Co.	40,000	1,886,000
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - 1.4%
Kroger Co. (a)	25,200	$ 525,924
Walgreen Co.	49,800	1,676,268
		2,202,192
Food Products - 0.9%
McCormick & Co., Inc. (non-vtg.)	11,900	499,443
Unilever NV (NY Shares)	16,300	939,043
		1,438,486
Household Products - 1.9%
Colgate-Palmolive Co.	26,800	1,547,700
Kimberly-Clark Corp.	25,900	1,548,820
		3,096,520
Personal Products - 3.6%
Gillette Co.	173,800	5,804,920
Tobacco - 2.7%
Philip Morris Companies, Inc.	92,330	4,233,331
TOTAL CONSUMER STAPLES		18,661,449
ENERGY - 2.7%
Oil & Gas - 2.7%
Exxon Mobil Corp.	109,092	4,287,316
FINANCIALS - 17.4%
Banks - 0.9%
Bank One Corp.	19,700	769,285
Wells Fargo & Co.	16,200	703,890
		1,473,175
Diversified Financials - 13.6%
Fannie Mae	57,690	4,586,355
Freddie Mac	75,930	4,965,822
Goldman Sachs Group, Inc.	20,700	1,919,925
Merrill Lynch & Co., Inc.	75,600	3,940,272
Morgan Stanley Dean Witter & Co.	112,900	6,315,626
		21,728,000
Insurance - 1.9%
American International Group, Inc.	37,630	2,987,822
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - 1.0%
Equity Office Properties Trust	28,410	$ 854,573
Equity Residential Properties Trust (SBI)	29,460	845,797
		1,700,370
TOTAL FINANCIALS		27,889,367
HEALTH CARE - 7.3%
Biotechnology - 2.5%
Amgen, Inc. (a)	71,900	4,058,036
Pharmaceuticals - 4.8%
Allergan, Inc.	14,000	1,050,700
Bristol-Myers Squibb Co.	26,640	1,358,640
Merck & Co., Inc.	10,960	644,448
Pfizer, Inc.	100,100	3,988,985
Schering-Plough Corp.	6,500	232,765
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,400	394,432
		7,669,970
TOTAL HEALTH CARE		11,728,006
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	26,700	902,994
Lockheed Martin Corp.	24,300	1,134,081
Northrop Grumman Corp.	9,000	907,290
United Technologies Corp.	6,600	426,558
		3,370,923
Airlines - 0.8%
Mesaba Holdings, Inc. (a)	52,300	372,376
Southwest Airlines Co.	47,400	875,952
		1,248,328
Building Products - 0.8%
American Standard Companies, Inc. (a)	8,900	607,247
Masco Corp.	29,000	710,500
		1,317,747
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	31,100	1,758,083
Industrial Conglomerates - 3.5%
General Electric Co.	141,720	5,680,138
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.8%
Eaton Corp.	11,900	$ 885,479
Kennametal, Inc.	9,741	392,270
		1,277,749
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	49,500	1,412,235
Union Pacific Corp.	31,400	1,789,800
		3,202,035
TOTAL INDUSTRIALS		17,855,003
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	103,400	1,872,574
Computers & Peripherals - 0.9%
Dell Computer Corp. (a)	31,000	842,580
Sun Microsystems, Inc. (a)	49,600	610,080
		1,452,660
Software - 4.5%
Adobe Systems, Inc.	8,000	248,400
Microsoft Corp. (a)	105,500	6,989,373
		7,237,773
TOTAL INFORMATION TECHNOLOGY		10,563,007
MATERIALS - 0.5%
Chemicals - 0.5%
E.I. du Pont de Nemours & Co.	19,500	828,945
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 4.3%
BellSouth Corp.	123,430	4,708,855
Qwest Communications International, Inc.	26,000	367,380
SBC Communications, Inc.	46,390	1,817,096
		6,893,331
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.0%
Nextel Communications, Inc. Class A (a)	286,100	$ 3,135,656
TOTAL TELECOMMUNICATION SERVICES		10,028,987
TOTAL COMMON STOCKS (Cost $140,641,874)		135,637,376
Nonconvertible Preferred Stocks - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind (Cost $205,000)	410	196,800
Corporate Bonds - 2.8%
Moody's Ratings (unaudited)		Principal Amount
Convertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 1.6%
Media - 1.6%
EchoStar Communications Corp. 5.75% 5/15/08 (d)	Caa1	$ 2,760,000	2,490,900
Nonconvertible Bonds - 1.2%
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
Nextel Communications, Inc.:
0% 10/31/07 (c)	B1	795,000	560,475
9.375% 11/15/09	B1	1,030,000	803,400
9.5% 2/1/11	B1	787,000	605,990
			1,969,865
TOTAL CORPORATE BONDS (Cost $4,613,289)			4,460,765
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 2.2% 1/3/02 (e) (Cost $349,936)	-	350,000	349,984
Money Market Funds - 16.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.94% (b)	20,617,229	$ 20,617,229
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	4,936,012	4,936,012
TOTAL MONEY MARKET FUNDS (Cost $25,553,241)		25,553,241
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $171,363,340)		166,198,166
NET OTHER ASSETS - (3.8)%		(6,082,418)
NET ASSETS - 100%		$ 160,115,748
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
19 S&P 500 Index Contracts	March 2002	$ 5,458,700	$ 146,661
The face value of futures purchased as a percentage of net assets - 3.4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,490,900 or 1.6% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $349,984.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $39,253,267 and $29,466,847, respectively.
The market value of futures contracts opened and closed during the period amounted to $13,265,956 and $10,221,772, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,881 for the period.
Income Tax Information

At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $172,313,600. Net unrealized depreciation aggregated $6,115,434, of which $11,878,482 related to appreciated investment securities and $17,993,916 related to depreciated investment securities.

At June 30, 2001, the fund had a capital loss carryforward of approximately $51,000 all of which will expire on June 30, 2008.
The fund intends to elect to defer to its fiscal year ending June 30, 2002 approximately $9,020,000 of losses recognized during the period November 1, 2000 to June 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,639,284) (cost $171,363,340) - See accompanying schedule		$ 166,198,166
Receivable for fund shares sold		536,140
Dividends receivable		147,489
Interest receivable		99,814
Other receivables		575
Total assets		166,982,184
Liabilities
Payable for investments purchased	$ 1,238,204
Payable for fund shares redeemed	525,553
Accrued management fee	63,790
Payable for daily variation on futures contracts	47,975
Other payables and accrued expenses	54,902
Collateral on securities loaned, at value	4,936,012
Total liabilities		6,866,436
Net Assets		$ 160,115,748
Net Assets consist of:
Paid in capital		$ 177,496,675
Distributions in excess of net investment income		(27,046)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,335,368)
Net unrealized appreciation (depreciation) on investments		(5,018,513)
Net Assets, for 17,345,669 shares outstanding		$ 160,115,748
Net Asset Value, offering price and redemption price per share ($160,115,748 ÷ 17,345,669 shares)		$9.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2001 (Unaudited)
Investment Income Dividends		$ 881,912
Interest		510,636
Security lending		759
Total income		1,393,307
Expenses
Management fee	$ 356,424
Transfer agent fees	247,693
Accounting and security lending fees	30,256
Non-interested trustees' compensation	251
Custodian fees and expenses	2,926
Registration fees	16,139
Audit	11,826
Legal	528
Miscellaneous	18,335
Total expenses before reductions	684,378
Expense reductions	(7,326)	677,052
Net investment income		716,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,262,479)
Futures contracts	(615,167)	(2,877,646)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,942,767)
Futures contracts	258,358	(3,684,409)
Net gain (loss)		(6,562,055)
Net increase (decrease) in net assets resulting from operations		$ (5,845,800)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2001 (Unaudited)	Year ended June 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 716,255	$ 1,860,485
Net realized gain (loss)	(2,877,646)	(8,945,269)
Change in net unrealized appreciation (depreciation)	(3,684,409)	(5,172,497)
Net increase (decrease) in net assets resulting from operations	(5,845,800)	(12,257,281)
Distributions to shareholders from net investment income	(842,061)	(1,804,577)
Share transactions Net proceeds from sales of shares	33,266,144	54,051,463
Reinvestment of distributions	801,039	1,721,710
Cost of shares redeemed	(25,730,158)	(57,616,246)
Net increase (decrease) in net assets resulting from share transactions	8,337,025	(1,843,073)
Total increase (decrease) in net assets	1,649,164	(15,904,931)
Net Assets
Beginning of period	158,466,584	174,371,515
End of period (including under (over) distribution of net investment income of $(27,046) and $98,760, respectively)	$ 160,115,748	$ 158,466,584
Other Information Shares
Sold	3,659,940	5,320,167
Issued in reinvestment of distributions	92,217	171,091
Redeemed	(2,863,788)	(5,661,601)
Net increase (decrease)	888,369	(170,343)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2001	Years ended June 30,
	(Unaudited)	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 10.49	$ 10.75	$ 10.00
Income from Investment Operations
Net investment income D	.04	.11	.09	.03
Net realized and unrealized gain (loss)	(.39)	(.86)	(.22)	.75
Total from investment operations	(.35)	(.75)	(.13)	.78
Less Distributions
From net investment income	(.05)	(.11)	(.08)	(.02)
In excess of net investment income	-	-	-	(.01)
From net realized gain	-	-	(.04)	-
In excess of net realized gain	-	-	(.01)	-
Total distributions	(.05)	(.11)	(.13)	(.03)
Net asset value, end of period	$ 9.23	$ 9.63	$ 10.49	$ 10.75
Total Return B, C	(3.60)%	(7.19)%	(1.17)%	7.81%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	.88%	.85%	1.14% A
Expenses net of voluntary waivers, if any	.92% A	.88%	.85%	1.14% A
Expenses net of all reductions	.91% A	.86%	.84%	1.12% A
Net investment income	.96% A	1.12%	.83%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,116	$ 158,467	$ 174,372	$ 216,289
Portfolio turnover rate	47% A	79%	59%	59% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to June 30, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .33% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $375,822 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $7,274 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $52.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

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*0   To speak to a Fidelity representative.

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Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Semiannual Report

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Semiannual Report

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Semiannual Report

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Fund

Semiannual Report

December 31, 2001

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Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Some welcome news on the economic front inspired a stock market rally during the final quarter of 2001. Nonetheless, most major equity indexes still finished the year with negative returns. For investment-grade bonds, the situation was reversed. Their strong performance through the first three-quarters of 2001 was somewhat tamed late in the year as investors became more enthused about the prospects for growth in 2002.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended December 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Fund	-8.86%	-11.22%	69.85%	256.04%
S&P 500®	-5.56%	-11.89%	66.24%	237.62%
Growth & Income Funds Average	-4.92%	-8.43%	54.74%	206.81%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,113 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Fund	-11.22%	11.18%	13.54%
S&P 500	-11.89%	10.70%	12.94%
Growth & Income Funds Average	-8.43%	8.89%	11.66%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Fund on December 31, 1991. As the chart shows, by December 31, 2001, the value of the investment would have grown to $35,604 - a 256.04% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $33,762 - a 237.62% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of December 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds were -5.98%, -13.77%, 49.42%, and 190.39%, respectively; and the one year, five year and 10 year average annual total returns were -13.77%, 8.19%, and 11.01%, respectively. The six month, one year, five year and 10 year cumulative total returns for the large-cap supergroup average were -6.99%, -16.72%, 50.16%, and 184.40%, respectively; and the one year, five year and 10 year average annual total returns were -16.72%, 8.22%, and 10.78%, respectively.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

The tragic events of September 11, the dramatic two-week market sell-off that followed and the negative effects of the U.S. economy's first recession in a decade were too much for equity markets to overcome during the six-month period ending December 31, 2001. Even the double-digit gains posted by most major equity indexes in the fourth quarter of the year couldn't pull the benchmarks into positive territory for the overall six-month period. In that time, the large-cap weighted Standard & Poor's 500SM Index fell 5.56%, and the blue-chip Dow Jones Industrial Average SM declined 3.67%. Meanwhile, the tech-laden NASDAQ Composite® Index dropped 9.62%, despite gaining 30.23% during the second half of the period. While poor corporate earnings performance pressured valuations throughout the year, most of the negative returns in the second half of 2001 can be attributed to the 9/11 terrorist attacks, which first closed the markets, then led to their swift decline in the following weeks. The Federal Reserve Board did its part to calm anxious investors and inject liquidity into the economy by cutting the federal funds target rate five times during the past six months - part of the unprecedented 11 rate reductions in the calendar year. Partly as a result of these actions, reassured investors purchased equities with renewed vigor as they looked ahead to an economic recovery in 2002.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with Bart Grenier (left), Group Leader of Fidelity's Asset Allocation and Income Growth Funds, and John Avery (right), who became Portfolio Manager of Fidelity Fund on February 6, 2002, after the period covered by this report.

Q. How did the fund perform, Bart?

B.G. For the six months that ended December 31, 2001, the fund returned -8.86%, compared to -5.56% for the Standard & Poor's 500 Index and -4.92% for the growth & income funds average monitored by Lipper Inc. For the 12 months that ended December 31, 2001, the fund's return was -11.22%, while the S&P 500 and Lipper average returned -11.89% and -8.43%, respectively.

Q. Why did the fund trail the index and the Lipper average during the six-month period?

B.G. The fund was conservatively positioned through most of the period. Although a conservative positioning helped during the market's weakness in August and September, it hurt as the market rebounded strongly in the fourth quarter of 2001. Additionally, early in the period while the fund was being transitioned to a more conservative stance, its performance relative to both the index and the Lipper average was hurt by several technology positions.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. Can you describe the transition in more detail?

B.G. In the spring, the fund's former manager had temporarily positioned the fund more aggressively given negative investor sentiment, cheaper valuations, improving liquidity and an expectation that aggressive interest rate reductions by the Federal Reserve Board would provide near-term support for the market. As these factors played out and the fundamental outlook remained weak, he reverted to a more conservative posture early in the six-month period. Given concerns related to both fundamentals and valuations, the fund's manager increased exposure to companies whose growth was less dependent on the economy, primarily in the health care and consumer staples sectors. He also tried to limit cyclical-stock exposure to those with cheap valuations and lessened the fund's emphasis on companies with poor balance sheet and cash flow characteristics.

Q. Which stocks did well for the fund?

B.G. Graphics semiconductor maker NVIDIA was the most positive contributor. In a year in which many companies saw their earnings fall substantially, NVIDIA managed to produce strong earnings growth through the introduction of several successful new products. Lockheed Martin also helped the fund's performance. Investors valued the company for its above-market earnings growth rate, but the stock also benefited from the increased interest in defense issues following the attacks of September 11.

Q. Which stocks hurt performance?

B.G. One detractor was Comverse Technology, which provides voice-mail systems for corporate clients. Despite an appealing recurring-revenue business model and strong growth in voice-mail usage, the company's order flow deteriorated at a faster-than-expected rate as customers slowed overall capital expenditures. Drug-store chain Rite Aid was identified as a potential turnaround story, but an unfavorable economic climate precluded the kind of revenue growth necessary for the turnaround to be successful. Inadequate revenues, combined with a considerable debt load, resulted in continued earnings disappointments. Another detractor suffering from a high debt load was Nextel Communications. The thinking was that continued strong growth in wireless telecommunications subscribers would offset the company's cash flow and balance sheet problems. Unfortunately, a weak economy and increasing competition were bigger obstacles than anticipated.

Q. Turning to you, John, what's your outlook?

J.A. The issue I'm grappling with now is that valuations seem to be pricing in a perfect economic recovery, which never happens. My first order of business as the fund's new manager is to review all of the positions in the portfolio, and trim those stocks that have run up in price and look expensive. I plan to be extremely disciplined in my stock selection strategy. Given the current economic and market environment, I plan to maintain a near-term bias toward cyclicals, while also being tilted toward offense. There are some great buys out there right now that I hope to take advantage of before they appreciate dramatically in the event of an economic recovery.

Semiannual Report

Fund Talk: The Managers' Overview - continued

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term
capital growth

Fund number: 003

Trading symbol: FFIDX

Start date: April 30, 1930

Size: as of December 31, 2001, more than $12.4 billion

Manager: John Avery, since February 2002; manager, Fidelity Advisor Growth & Income Fund, since 2000; Fidelity Advisor Balanced Fund and VIP: Balanced Portfolio, since 1998; several Fidelity Select Portfolios, 1995-1998; joined Fidelity in 1995

3

John Avery shares his thoughts on a recovery in the economy:

"I feel the worst may be over for the U.S. economy, barring any unforeseen event. This is a sentiment echoed by several executives with whom I've met recently, and who have finally started to see some stabilization in business conditions. I'm still hopeful that we'll have a pickup at some point in the next couple of months, especially given how quickly things stabilized following September's attacks, showing the resilience of the U.S. economy. Although near-term corporate profits will likely be disturbing, fiscal and monetary stimuli, along with lower energy prices, suggest eventual economic improvements.

"Even if economic activity does not accelerate, the market stands to benefit as earnings comparisons start to get easier given the disappointing results issued a year ago, which could create the illusion of acceleration. Another factor that may improve investor sentiment is that companies have been aggressively cutting costs at the bottom of the economic cycle, which means that when revenues begin to recover, there should be a lot more flowing to the bottom line. I'll continue to do the research and try to stay ahead of the curve by seeking to uncover those companies that I believe are poised to rebound the strongest and fastest out of the downturn."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.2	3.0
Philip Morris Companies, Inc.	3.4	3.5
Pfizer, Inc.	2.7	2.9
The Coca-Cola Co.	2.7	1.2
Fannie Mae	2.2	1.7
Bristol-Myers Squibb Co.	1.9	2.4
BellSouth Corp.	1.8	0.4
American Home Products Corp.	1.8	0.8
ChevronTexaco Corp.	1.8	0.3
AT&T Corp.	1.7	1.5
	24.2
Top Five Market Sectors as of December 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	18.9	13.8
Information Technology	14.0	26.4
Financials	12.0	15.8
Consumer Staples	11.7	6.9
Industrials	9.5	11.6
Asset Allocation (% of fund's net assets)
As of December 31, 2001 *	As of June 30, 2001 **
Stocks 93.7%	Stocks 99.5%
Convertible Securities 0.5%	Convertible Securities 0.7%
Short-Term Investments and Net Other Assets 5.8%	Short-Term Investments and Net Other Assets A (0.2)%

* Foreign investments	4.4%	** Foreign investments	6.7%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments December 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.1%
Goodyear Tire & Rubber Co.	264,200	$ 6,291
Hotels, Restaurants & Leisure - 2.4%
Applebee's International, Inc.	273,800	9,364
Brinker International, Inc. (a)	805,600	23,975
CBRL Group, Inc.	130,700	3,848
Darden Restaurants, Inc.	594,200	21,035
Harrah's Entertainment, Inc. (a)	1,930,400	71,444
International Game Technology (a)	179,600	12,267
Mandalay Resort Group (a)	641,100	13,720
McDonald's Corp.	2,279,600	60,341
Outback Steakhouse, Inc. (a)	196,100	6,716
Tricon Global Restaurants, Inc. (a)	857,900	42,209
Wendy's International, Inc.	1,233,300	35,975
		300,894
Household Durables - 1.4%
Black & Decker Corp.	356,200	13,439
Centex Corp.	158,000	9,020
Fortune Brands, Inc.	321,300	12,720
KB Home	381,800	15,310
Leggett & Platt, Inc.	371,500	8,545
Mohawk Industries, Inc. (a)	1,673,900	91,864
Pulte Homes, Inc.	171,000	7,639
Sony Corp.	314,400	14,179
		172,716
Internet & Catalog Retail - 0.0%
Ticketmaster Class B (a)	302,500	4,958
Media - 2.1%
AOL Time Warner, Inc. (a)	4,244,160	136,238
EchoStar Communications Corp. Class A (a)	1,136,800	31,228
General Motors Corp. Class H (a)	961,000	14,847
Omnicom Group, Inc.	110,100	9,837
Viacom, Inc. Class B (non-vtg.) (a)	1,159,713	51,201
Walt Disney Co.	554,900	11,498
		254,849
Multiline Retail - 1.5%
BJ's Wholesale Club, Inc. (a)	90,410	3,987
Costco Wholesale Corp. (a)	1,312,700	58,258
Federated Department Stores, Inc. (a)	865,000	35,379
JCPenney Co., Inc.	2,036,100	54,771
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kmart Corp. (a)	2,289,440	$ 12,500
Sears, Roebuck & Co.	562,900	26,817
		191,712
Specialty Retail - 1.3%
AutoNation, Inc. (a)	1,487,600	18,342
Borders Group, Inc. (a)	1,300,400	25,800
Lowe's Companies, Inc.	826,800	38,372
Office Depot, Inc. (a)	2,544,200	47,169
Staples, Inc. (a)	1,731,300	32,375
		162,058
Textiles & Apparel - 0.5%
Jones Apparel Group, Inc. (a)	272,500	9,039
NIKE, Inc. Class B	704,600	39,627
Polo Ralph Lauren Corp. Class A (a)	605,400	16,201
		64,867
TOTAL CONSUMER DISCRETIONARY		1,158,345
CONSUMER STAPLES - 11.7%
Beverages - 3.5%
PepsiCo, Inc.	2,096,090	102,059
The Coca-Cola Co.	6,960,300	328,178
		430,237
Food & Drug Retailing - 1.4%
Albertson's, Inc.	1,159,300	36,506
CVS Corp.	840,600	24,882
Rite Aid Corp. (a)	12,581,440	63,662
Safeway, Inc. (a)	1,226,800	51,219
		176,269
Food Products - 1.5%
ConAgra Foods, Inc.	1,008,400	23,970
Dean Foods Co. (a)	248,800	16,968
Kellogg Co.	1,300,100	39,133
Kraft Foods, Inc. Class A	466,400	15,872
Sara Lee Corp.	2,457,540	54,631
Unilever NV (NY Shares)	646,500	37,245
		187,819
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 0.1%
Kimberly-Clark Corp.	197,700	$ 11,822
Personal Products - 1.5%
Gillette Co.	5,558,300	185,647
Tobacco - 3.7%
Philip Morris Companies, Inc.	9,305,300	426,648
UST, Inc.	1,099,500	38,483
		465,131
TOTAL CONSUMER STAPLES		1,456,925
ENERGY - 5.7%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	1,851,900	67,539
BJ Services Co. (a)	480,000	15,576
Diamond Offshore Drilling, Inc.	393,100	11,950
GlobalSantaFe Corp.	1,152,760	32,877
Halliburton Co.	434,390	5,691
Nabors Industries, Inc. (a)	627,900	21,556
Noble Drilling Corp. (a)	232,500	7,914
Precision Drilling Corp. (a)	232,600	6,001
Schlumberger Ltd. (NY Shares)	1,455,100	79,958
Tidewater, Inc.	479,400	16,252
Transocean Sedco Forex, Inc.	515,400	17,431
Weatherford International, Inc. (a)	158,000	5,887
		288,632
Oil & Gas - 3.4%
Amerada Hess Corp.	349,200	21,825
Apache Corp.	98,560	4,916
BP PLC sponsored ADR	96,500	4,488
Burlington Resources, Inc.	168,600	6,329
ChevronTexaco Corp.	2,468,330	221,187
Conoco, Inc.	2,453,200	69,426
Devon Energy Corp.	389,962	15,072
Kerr-McGee Corp.	231,500	12,686
Phillips Petroleum Co.	460,800	27,768
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Sunoco, Inc.	725,300	$ 27,083
Ultramar Diamond Shamrock Corp.	127,900	6,328
		417,108
TOTAL ENERGY		705,740
FINANCIALS - 11.9%
Banks - 2.7%
Bank of America Corp.	1,235,900	77,800
Bank One Corp.	1,699,100	66,350
FleetBoston Financial Corp.	1,854,240	67,680
Hibernia Corp. Class A	358,871	6,384
PNC Financial Services Group, Inc.	1,015,700	57,082
Wachovia Corp.	1,852,902	58,107
		333,403
Diversified Financials - 7.0%
AMBAC Financial Group, Inc.	166,800	9,651
American Express Co.	1,570,492	56,051
Charles Schwab Corp.	82,200	1,272
Citigroup, Inc.	1,457,532	73,576
Daiwa Securities Group, Inc.	2,889,000	15,117
Fannie Mae	3,384,700	269,084
Freddie Mac	3,236,600	211,674
Goldman Sachs Group, Inc.	115,800	10,740
Household International, Inc.	184,100	10,667
J.P. Morgan Chase & Co.	836,160	30,394
Kinder Morgan Management LLC (e)	2,121,786	80,416
Merrill Lynch & Co., Inc.	190,900	9,950
Morgan Stanley Dean Witter & Co.	106,600	5,963
Nikko Cordial Corp.	3,444,000	15,301
Nomura Holdings, Inc.	1,595,000	20,351
USA Education, Inc.	578,550	48,610
		868,817
Insurance - 1.7%
American International Group, Inc.	1,036,200	82,274
Cincinnati Financial Corp.	513,400	19,586
Hartford Financial Services Group, Inc.	405,700	25,490
MBIA, Inc.	534,300	28,655
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	1,540,400	$ 48,800
Prudential Financial, Inc.	93,400	3,100
		207,905
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	282,300	12,910
Equity Office Properties Trust	804,700	24,205
Equity Residential Properties Trust (SBI)	554,300	15,914
Simon Property Group, Inc.	491,000	14,401
		67,430
TOTAL FINANCIALS		1,477,555
HEALTH CARE - 18.9%
Biotechnology - 0.2%
Amgen, Inc. (a)	256,900	14,499
Geneprot, Inc. (d)	710,000	7,810
		22,309
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	1,138,000	37,725
Boston Scientific Corp. (a)	1,582,000	38,158
Guidant Corp. (a)	849,150	42,288
St. Jude Medical, Inc. (a)	158,600	12,315
Zimmer Holdings, Inc. (a)	813,002	24,829
		155,315
Health Care Providers & Services - 4.1%
AdvancePCS Class A (a)	3,072,200	90,169
Andrx Group (a)	455,600	32,079
Cardinal Health, Inc.	564,400	36,494
First Health Group Corp. (a)	1,284,430	31,777
HealthSouth Corp. (a)	5,704,280	84,537
Manor Care, Inc. (a)	792,700	18,795
McKesson Corp.	2,492,000	93,201
Service Corp. International (SCI) (a)	8,130,300	40,570
Tenet Healthcare Corp. (a)	733,000	43,042
UnitedHealth Group, Inc.	347,200	24,571
Wellpoint Health Networks, Inc. (a)	112,300	13,122
		508,357
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 13.4%
Abbott Laboratories	2,197,800	$ 122,527
Allergan, Inc.	726,400	54,516
American Home Products Corp.	3,607,840	221,377
Barr Laboratories, Inc. (a)	952,954	75,626
Bristol-Myers Squibb Co.	4,566,227	232,878
Eli Lilly & Co.	148,400	11,655
Forest Laboratories, Inc. (a)	1,554,490	127,390
Johnson & Johnson	3,113,600	184,014
King Pharmaceuticals, Inc. (a)	1,425,800	60,069
Mylan Laboratories, Inc.	1,182,760	44,354
Perrigo Co. (a)	37,030	438
Pfizer, Inc.	8,535,560	340,142
Pharmaceutical Resources, Inc. (a)	508,400	17,184
Pharmacia Corp.	544,000	23,202
Sanofi-Synthelabo SA	930,464	69,532
Schering-Plough Corp.	846,600	30,317
SICOR, Inc. (a)	436,000	6,836
Teva Pharmaceutical Industries Ltd. sponsored ADR	715,600	44,102
		1,666,159
TOTAL HEALTH CARE		2,352,140
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.4%
Boeing Co.	100	4
Honeywell International, Inc.	822,440	27,815
Lockheed Martin Corp.	2,659,730	124,130
Raytheon Co.	506,600	16,449
		168,398
Building Products - 0.7%
American Standard Companies, Inc. (a)	660,700	45,080
Masco Corp.	1,566,500	38,379
		83,459
Commercial Services & Supplies - 1.3%
Allied Waste Industries, Inc. (a)	931,900	13,103
Cendant Corp. (a)	4,695,600	92,081
Convergys Corp. (a)	225,600	8,458
H&R Block, Inc.	191,300	8,551
Imagistics International, Inc. (a)	24,272	300
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
IMS Health, Inc.	730,600	$ 14,254
Pitney Bowes, Inc.	303,400	11,411
Republic Services, Inc. (a)	911,000	18,193
		166,351
Construction & Engineering - 0.1%
Fluor Corp.	269,800	10,091
Industrial Conglomerates - 2.7%
General Electric Co.	4,580,126	183,571
Textron, Inc.	427,880	17,740
Tyco International Ltd.	2,253,119	132,709
		334,020
Machinery - 1.3%
Eaton Corp.	317,370	23,616
Ingersoll-Rand Co.	986,620	41,251
Navistar International Corp.	1,582,500	62,509
PACCAR, Inc.	135,700	8,905
Parker Hannifin Corp.	455,000	20,889
Pentair, Inc.	186,100	6,795
		163,965
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	1,405,200	40,090
Canadian National Railway Co.	1,094,100	52,725
Union Pacific Corp.	2,849,200	162,404
		255,219
TOTAL INDUSTRIALS		1,181,503
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.0%
ADC Telecommunications, Inc. (a)	1,993,100	9,168
Advanced Fibre Communication, Inc. (a)	609,400	10,768
Comverse Technology, Inc. (a)	606,100	13,558
Enterasys Networks, Inc. (a)	1,090,700	9,653
Lucent Technologies, Inc.	4,287,700	26,969
Motorola, Inc.	1,935,300	29,068
Telefonaktiebolaget LM Ericsson AB sponsored ADR	1,392,900	7,271
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tellium, Inc.	3,069,200	$ 19,121
		125,576
Computers & Peripherals - 1.5%
Apple Computer, Inc. (a)	2,883,400	63,146
Compaq Computer Corp.	3,859,000	37,664
Dell Computer Corp. (a)	817,600	22,222
EMC Corp. (a)	1,559,600	20,961
Fujitsu Ltd.	2,223,000	16,106
Lexmark International, Inc. Class A (a)	311,700	18,390
Toshiba Corp.	1,678,000	5,735
		184,224
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	2,149,900	61,294
Arrow Electronics, Inc. (a)	741,900	22,183
		83,477
Office Electronics - 0.3%
Xerox Corp.	3,645,200	37,983
Semiconductor Equipment & Products - 3.8%
Agere Systems, Inc. Class A	4,661,300	26,523
Cypress Semiconductor Corp. (a)	380,600	7,585
Fairchild Semiconductor International, Inc. Class A (a)	478,900	13,505
Intel Corp.	4,607,200	144,896
Intersil Corp. Class A (a)	690,200	22,259
LAM Research Corp. (a)	582,500	13,526
Lattice Semiconductor Corp. (a)	669,000	13,761
LSI Logic Corp. (a)	1,315,500	20,759
Micron Technology, Inc. (a)	551,700	17,103
National Semiconductor Corp. (a)	549,900	16,931
NVIDIA Corp. (a)	2,492,420	166,743
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	442,000	7,589
		471,180
Software - 6.7%
Adobe Systems, Inc.	485,400	15,072
Computer Associates International, Inc.	4,987,500	172,019
Compuware Corp. (a)	2,129,967	25,112
i2 Technologies, Inc. (a)	210,200	1,661
Legato Systems, Inc. (a)	1,309,700	16,987
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Mercury Interactive Corp. (a)	228,200	$ 7,754
Microsoft Corp. (a)	7,931,100	525,432
Network Associates, Inc. (a)	1,045,700	27,031
Numerical Technologies, Inc. (a)	411,600	14,488
Oracle Corp. (a)	1,152,200	15,912
Peregrine Systems, Inc. (a)	864,751	12,824
		834,292
TOTAL INFORMATION TECHNOLOGY		1,736,732
MATERIALS - 3.3%
Chemicals - 0.4%
Praxair, Inc.	959,138	52,992
Construction Materials - 0.3%
Lafarge North America, Inc.	1,033,459	38,827
Metals & Mining - 2.2%
Alcan, Inc.	1,461,830	52,490
Alcoa, Inc.	1,137,800	40,449
Barrick Gold Corp.	1,568,200	25,076
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	1,353,700	18,126
Newmont Mining Corp.	4,083,338	78,033
Phelps Dodge Corp.	412,000	13,349
Placer Dome, Inc.	4,471,480	48,884
		276,407
Paper & Forest Products - 0.4%
Georgia-Pacific Group	438,000	12,093
International Paper Co.	914,800	36,912
		49,005
TOTAL MATERIALS		417,231
TELECOMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 7.2%
ALLTEL Corp.	1,615,400	99,719
AT&T Corp.	11,816,890	214,358
BellSouth Corp.	5,898,200	225,016
CenturyTel, Inc.	325,100	10,663
Citizens Communications Co. (a)	4,141,390	44,147
Qwest Communications International, Inc.	12,194,690	172,311
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	2,780,000	$ 108,893
TeraBeam Networks (d)	50,800	51
WinStar Communications, Inc. (a)	2,085,700	35
WorldCom, Inc. - MCI Group	1,585,100	20,131
		895,324
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	11,452,900	125,524
NTT DoCoMo, Inc.	267	3,123
		128,647
TOTAL TELECOMMUNICATION SERVICES		1,023,971
UTILITIES - 1.3%
Electric Utilities - 0.7%
AES Corp. (a)	2,799,030	45,764
DTE Energy Co.	634,300	26,603
FirstEnergy Corp.	520,848	18,219
		90,586
Gas Utilities - 0.6%
Kinder Morgan, Inc.	1,136,980	63,318
Sempra Energy	515,700	12,660
		75,978
TOTAL UTILITIES		166,564
TOTAL COMMON STOCKS (Cost $10,085,462)		11,676,706
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.1%
Diversified Financials - 0.1%
Xerox Capital Trust II $3.75 (c)	205,100	14,210
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. $80.00 (c)	6,100	6,745
Procket Networks, Inc. Series C (d)	1,612,868	3,226
		9,971
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (d)	723,082	$ 542
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $39,086)		24,723
Convertible Bonds - 0.3%
Moody's Ratings (unaudited) (f)		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 5.75% 5/15/08 (c)	Caa1	$ 14,620	13,195
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Redback Networks, Inc. 5% 4/1/07	CCC-	10,730	5,365
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 5.25% 1/15/10 (c)	B1	30,180	18,223
TOTAL CONVERTIBLE BONDS (Cost $51,723)			36,783
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 1.96% to 2.2% 1/3/02 (Cost $7,999)	-	8,000	8,000
Money Market Funds - 5.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.94% (b)	692,121,803	$ 692,122
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	44,168,995	44,169
TOTAL MONEY MARKET FUNDS (Cost $736,291)		736,291
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $10,920,561)		12,482,503
NET OTHER ASSETS - (0.1)%		(18,313)
NET ASSETS - 100%		$ 12,464,190
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $52,373,000 or 0.4% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
(e) Affiliated company
(f) S&P® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc.	7/7/00	$ 3,905
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,929
TeraBeam Networks	4/7/00	$ 191
Yipes Communications Group, Inc. Series C	1/31/01	$ 4,700
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $9,962,502,000 and $11,189,115,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,262,264,000 and $1,266,685,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $785,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,629,000 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $47,184,000. The weighted average interest rate was 4.0%. At period end there were no interfund loans outstanding.

Income Tax Information

At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $11,046,282,000. Net unrealized appreciation aggregated $1,436,221,000, of which $1,953,380,000 related to appreciated investment securities and $517,159,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending June 30, 2002 approximately $657,642,000 of losses recognized during the period November 1, 2000 to June 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,806) (cost $10,920,561) - See accompanying schedule		$ 12,482,503
Cash		91
Receivable for investments sold		39,038
Receivable for fund shares sold		38,716
Dividends receivable		14,072
Interest receivable		2,180
Other receivables		61
Total assets		12,576,661
Liabilities
Payable for investments purchased	$ 29,290
Payable for fund shares redeemed	34,610
Accrued management fee	3,809
Other payables and accrued expenses	593
Collateral on securities loaned, at value	44,169
Total liabilities		112,471
Net Assets		$ 12,464,190
Net Assets consist of:
Paid in capital		$ 13,033,982
Undistributed net investment income		472
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,132,206)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,561,942
Net Assets, for 431,634 shares outstanding		$ 12,464,190
Net Asset Value, offering price and redemption price per share ($12,464,190 ÷ 431,634 shares)		$28.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2001 (Unaudited)
Investment Income Dividends		$ 75,908
Interest		13,199
Security lending		333
Total income		89,440
Expenses
Management fee	$ 23,059
Transfer agent fees	12,711
Accounting and security lending fees	500
Non-interested trustees' compensation	9
Custodian fees and expenses	136
Registration fees	158
Audit	42
Legal	49
Interest	37
Miscellaneous	686
Total expenses before reductions	37,387
Expense reductions	(4,663)	32,724
Net investment income		56,716
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(71,102) on sales of investments in affiliated issuers)	(1,082,501)
Foreign currency transactions	66
Futures contracts	4,421	(1,078,014)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(268,023)
Assets and liabilities in foreign currencies	64	(267,959)
Net gain (loss)		(1,345,973)
Net increase (decrease) in net assets resulting from operations		$ (1,289,257)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2001 (Unaudited)	Year ended June 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 56,716	$ 84,461
Net realized gain (loss)	(1,078,014)	(22,912)
Change in net unrealized appreciation (depreciation)	(267,959)	(2,073,876)
Net increase (decrease) in net assets resulting from operations	(1,289,257)	(2,012,327)
Distributions to shareholders From net investment income	(56,246)	(92,413)
In excess of net investment income	-	(13,650)
From net realized gain	-	(1,213,113)
In excess of net realized gain	-	(983,529)
Total distributions	(56,246)	(2,302,705)
Share transactions Net proceeds from sales of shares	992,983	3,102,611
Reinvestment of distributions	52,626	2,176,720
Cost of shares redeemed	(1,530,195)	(4,049,256)
Net increase (decrease) in net assets resulting from share transactions	(484,586)	1,230,075
Total increase (decrease) in net assets	(1,830,089)	(3,084,957)
Net Assets
Beginning of period	14,294,279	17,379,236
End of period (including undistributed net investment income of $472 and $34,380, respectively)	$ 12,464,190	$ 14,294,279
Other Information Shares
Sold	35,365	90,100
Issued in reinvestment of distributions	1,931	61,155
Redeemed	(54,645)	(117,919)
Net increase (decrease)	(17,349)	33,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2001	Years ended June 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 31.84	$ 41.81	$ 40.39	$ 35.22	$ 28.83	$ 24.65
Income from Invest- ment Operations
Net investment income D	.13	.19	.23	.31	.32	.34
Net realized and unrealized gain (loss)	(2.96)	(4.72)	3.61	6.96	8.74	5.99
Total from investment operations	(2.83)	(4.53)	3.84	7.27	9.06	6.33
Less Distributions
From net investment income	(.13)	(.21)	(.21)	(.29)	(.31)	(.33)
In excess of net investment income	-	(.03)	-	-	-	-
From net realized gain	-	(2.87)	(2.21)	(1.81)	(2.36)	(1.82)
In excess of net realized gain	-	(2.33)	-	-	-	-
Total distributions	(.13)	(5.44)	(2.42)	(2.10)	(2.67)	(2.15)
Net asset value, end of period	$ 28.88	$ 31.84	$ 41.81	$ 40.39	$ 35.22	$ 28.83
Total Return B, C	(8.86)%	(11.76)%	10.47%	21.95%	33.54%	27.97%
Ratios to Average Net Assets E
Expenses before expense reductions	.60% A	.56%	.56%	.57%	.58%	.62%
Expenses net of voluntary waivers, if any	.60% A	.56%	.56%	.57%	.58%	.62%
Expenses net of all reductions	.52% A	.51%	.53%	.55%	.56%	.59%
Net investment income	.91% A	.55%	.57%	.87%	1.01%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$ 12,464	$ 14,294	$ 17,379	$ 13,842	$ 8,726	$ 5,509
Portfolio turnover rate	167% A	217%	113%	71%	65%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .09% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,964,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $4,534,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4,000 and $125,000, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Ditech Communications Corp.	$ -	$ 75,508	$ -	$ -
Kinder Morgan Management LLC	-	-	-	80,416
TOTALS	$ -	$ 75,508	$ -	$ 80,416

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

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